Improvements to concession assets	12 Months Ended
Dec. 31, 2017
Disclosure Of Service Concession Arrangements [Abstract]
Improvements to concession assets
9.	Improvements to concession assets

As of December 31, 2015, 2016 and 2017, the improvements to concession assets are comprised as follows:

	Balance as of January 1, 2015		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2015
Investment:
Improvements to concession assets	Ps.	7,019,188	Ps.	2,278,944	Ps.	—	Ps.	368,575	Ps.	242,677	Ps.	9,909,384
Construction in-progress		203,950		609,743		—		(368,575)		806		445,924
Total investment		7,223,138		2,888,687		—		—		243,483		10,355,308
Accumulated amortization		(2,074,707)		(934,177)		—		—		(52,106)		(3,060,990)
Net amounts	Ps.	5,148,431	Ps.	1,954,510	Ps.	—	Ps.	—	Ps.	191,377	Ps.	7,294,318

	Balance as of January 1, 2016		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2016
Investment:
Improvements to concession assets	Ps.	9,909,384	Ps.	331,044	Ps.	(436)	Ps.	147,806	Ps.	514,870	Ps.	10,902,668
Construction in-progress		445,924		1,400,942		—		(147,806)		8,682		1,707,742
Total investment		10,355,308		1,731,986		(436)		—		523,552		12,610,410
Accumulated amortization		(3,060,990)		(510,747)		68		—		(126,197)		(3,697,866)
Net amounts	Ps.	7,294,318	Ps.	1,221,239	Ps.	(368)	Ps.	—	Ps.	397,355	Ps.	8,912,544

	Balance as of January 1, 2017		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2017
Investment:
Improvements to concession assets	Ps.	10,902,668	Ps.	304,042	Ps.	(30,212)	Ps.	746,710	Ps.	(143,440)	Ps.	11,779,768
Construction in-progress		1,707,742		1,417,156		—		(746,710)		(1,705)		2,376,483
Total investment		12,610,410		1,721,198		(30,212)		—		(145,145)		14,156,251
Accumulated amortization		(3,697,866)		(552,059)		6,715		—		30,981		(4,212,229)
Net amounts	Ps.	8,912,544	Ps.	1,169,139	Ps.	(23,497)	Ps.	—	Ps.	(114,164)	Ps.	9,944,022

Additions for investment and amortization of improvements to concession assets in 2015 include assets acquired as of April 1, 2015 by business combination, whose fair value at the acquisition date is shown below:

	Investment		Amortization		Net amounts
Improvements to concession assets	Ps.	2,264,602	Ps.	(462,719)	Ps.	1,801,883
Construction in-progress		7,523		—		7,523
Total	Ps.	2,272,125	Ps.	(462,719)	Ps.	1,809,406

During the years ended December 31, 2016 and 2017 no acquisitions of improvements to concession assets by business combination took place.

At December 31, 2015, 2016 and 2017, the net amounts of improvements to concession assets are:

	Total balance as of
	December 31, 2015		December 31, 2016		December 31, 2017
Net amounts:
Improvements to concession assets	Ps.	6,848,394	Ps.	7,204,802	Ps.	7,567,539
Construction in-progress		445,924		1,707,742		2,376,483
Total amounts	Ps.	7,294,318	Ps.	8,912,544	Ps.	9,944,022

Improvements to concession assets are comprised by intangible assets from additions and improvements to such assets in accordance with IFRIC 12, as well as other investments that have been carried out to the infrastructure of the airports qualifying as intangible assets, and even when they are not in committed investments in the MDP.

As of December 31, 2015, 2016 and 2017, the balance of machinery, equipment, improvements on leased buildings and improvements to concession assets includes investments pending to be paid in Mexican airports of Ps. 221,151, Ps. 441,515, and Ps. 409,271, respectively. Construction in-progress relates mainly to the rehabilitation of the runway and improvements to access roads at the Bajío airport, the expansion of the terminal building at the Guadalajara airport, the expansion of the general aviation aprons and the operational areas at the Hermosillo airport, improvements to the runways and aprons and extension of the checked baggage review system at the Los Cabos airport and improvements in operational areas and improvements of the terminal building in Tijuana airport. As of December 31, 2015, 2016 and 2017, the cumulative financial cost net amount capitalized was Ps. 186,834, in each year with a capitalization rate of 4.6%, in each year. During 2015 the Company capitalized borrowing costs of Ps. 1,037, respectively. In 2016 and 2017, the Company did not capitalized borrowing cost.